YieldMax Crypto Industry and Tech Portfolio Option Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)

COMMON STOCKS - 86.3%		Shares	Value
Banks - 4.2%
NU Holdings Ltd./Cayman Islands - Class A (a)(b)(c)		589,266	$9,493,075

Commercial Services - 7.1%
Block, Inc. - Class A (a)(b)(c)		123,412	9,371,907
PayPal Holdings, Inc. (a)(b)(c)		99,284	6,877,403
			16,249,310

Diversified Financial Services - 15.7%
BitMine Immersion Technologies, Inc. (a)(b)(c)		136,559	6,370,478
Circle Internet Group, Inc. (a)(b)(c)		52,542	6,671,783
Coinbase Global, Inc. - Class A (a)(b)(c)		40,695	13,990,127
Galaxy Digital, Inc. - Class A (a)(b)(c)		254,384	8,905,984
			35,938,372

Internet - 12.8%
MercadoLibre, Inc. (a)(b)(c)		3,124	7,270,360
Opera Ltd. - ADR (b)(c)		596,234	8,788,489
Robinhood Markets, Inc. - Class A (a)(b)(c)		89,393	13,121,105
			29,179,954

Investment Companies - 28.8%(d)
Bitdeer Technologies Group - Class A (a)(b)(c)		397,241	8,818,750
Cipher Mining, Inc. (a)(b)(c)		457,800	8,537,970
Cleanspark, Inc. (a)(b)(c)		479,898	8,542,184
Core Scientific, Inc. (a)(b)(c)		463,551	9,984,889
Hut 8 Corp. (a)(b)(c)		192,303	9,742,070
MARA Holdings, Inc. (a)(b)(c)		622,186	11,367,338
Riot Platforms, Inc. (a)(b)(c)		441,964	8,742,048
			65,735,249

Retail - 2.9%
GameStop Corp. - Class A (a)(b)(c)		302,050	6,732,695

Semiconductors - 2.9%
NVIDIA Corp. (b)(c)		33,314	6,745,752

Software - 11.9%
Bullish (a)(b)(c)		129,900	6,569,043
Sharplink Gaming, Inc. (a)(b)(c)		512,800	7,097,152
Strategy, Inc. - Class A (a)(b)(c)		49,834	13,430,761
			27,096,956
TOTAL COMMON STOCKS (Cost $156,057,269)			197,171,363

PURCHASED OPTIONS - 9.5% (a)	Notional Amount	Contracts
Call Options - 7.0% (b)(e)(f)
Bitdeer Technologies Group, Expiration: 11/07/2025; Exercise Price: $25.00	$8,817,840	3,972	168,810
BitMine Immersion Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $55.00	6,367,725	1,365	47,093
Block, Inc., Expiration: 11/07/2025; Exercise Price: $82.00	9,370,996	1,234	249,885
Bullish, Expiration: 11/07/2025; Exercise Price: $62.00	6,569,043	1,299	38,321
Cipher Mining, Inc., Expiration: 11/07/2025; Exercise Price: $24.50	8,537,970	4,578	116,739
Circle Internet Group, Inc., Expiration: 11/07/2025; Exercise Price: $143.00	6,666,450	525	107,100
Cleanspark, Inc., Expiration: 11/07/2025; Exercise Price: $20.50	8,540,440	4,798	131,945
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $412.50	13,957,468	406	22,736
Core Scientific, Inc., Expiration: 11/07/2025; Exercise Price: $24.50	9,983,790	4,635	76,478
Galaxy Digital, Inc., Expiration: 11/07/2025; Exercise Price: $39.50	8,903,043	2,543	184,367
GameStop Corp., Expiration: 11/07/2025; Exercise Price: $24.50	6,731,580	3,020	46,810
Hut 8 Corp., Expiration: 11/07/2025; Exercise Price: $59.00	9,741,918	1,923	337,487
iShares Bitcoin Trust ETF
Expiration: 11/07/2025; Exercise Price: $64.50	16,079,630	2,581	139,374
Expiration: 12/19/2025; Exercise Price: $10.01 (g)	16,079,630	2,581	13,532,450
iShares Ethereum Trust ETF, Expiration: 11/07/2025; Exercise Price: $32.50	9,169,128	3,123	56,214
MARA Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $21.00	11,365,767	6,221	227,067
MercadoLibre, Inc., Expiration: 11/07/2025; Exercise Price: $2,550.00	7,214,506	31	17,437
NU Holdings Ltd./Cayman Islands, Expiration: 11/07/2025; Exercise Price: $16.50	9,490,401	5,891	97,201
NVIDIA Corp.
Expiration: 11/07/2025; Exercise Price: $222.50	4,616,772	228	5,814
Expiration: 11/07/2025; Exercise Price: $230.00	2,126,145	105	1,312
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $75.00	6,871,584	992	23,808
Riot Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $24.00	8,740,782	4,419	77,332
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $162.50	13,107,454	893	209,855
Sharplink Gaming, Inc., Expiration: 11/07/2025; Exercise Price: $16.00	7,097,152	5,128	46,152
Strategy, Inc.
Expiration: 11/07/2025; Exercise Price: $285.00	6,737,750	250	78,750
Expiration: 11/07/2025; Exercise Price: $297.50	6,683,848	248	34,596
Total Call Options			16,075,133

Put Options - 2.5%
MBTX, Expiration: 12/31/2025; Exercise Price: $255.00 (b)(e)(f)	85,628,400	3,300	5,676,000
TOTAL PURCHASED OPTIONS (Cost $22,843,531)			21,751,133

EXCHANGE TRADED FUNDS - 4.0%		Shares
iShares Ethereum Trust ETF (a)(b)		312,308	9,169,363
TOTAL EXCHANGE TRADED FUNDS (Cost $9,085,438)			9,169,363

WARRANTS - 0.0%(h)		Contracts
GameStop Corp., Expires 10/30/2026, Exercise Price $32.00 (a)		1	2
TOTAL WARRANTS (Cost $0)			2

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.0%		Shares
First American Government Obligations Fund - Class X, 4.03% (c)(i)		4,508,472	4,508,472
TOTAL MONEY MARKET FUNDS (Cost $4,508,472)			4,508,472

TOTAL INVESTMENTS - 101.8% (Cost $192,494,710)			232,600,333
Liabilities in Excess of Other Assets - (1.8)%			(4,076,808)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$228,523,525
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of October 31, 2025 is $181,270,165.
(d)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	FLexible EXchange® Options.
(h)	Represents less than 0.05% of net assets.
(i)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax Crypto Industry and Tech Portfolio Option Income ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

WRITTEN OPTIONS - (2.8)%	Notional Amount	Contracts	Value
Call Options - (2.6)%(a)(b)
Bitdeer Technologies Group, Expiration: 11/07/2025; Exercise Price: $23.00	$(8,817,840)	(3,972)	$(347,550)
BitMine Immersion Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $50.00	(6,367,725)	(1,365)	(142,643)
Block, Inc., Expiration: 11/07/2025; Exercise Price: $77.00	(9,370,996)	(1,234)	(475,090)
Bullish, Expiration: 11/07/2025; Exercise Price: $57.00	(6,569,043)	(1,299)	(85,734)
Cipher Mining, Inc., Expiration: 11/07/2025; Exercise Price: $22.00	(8,537,970)	(4,578)	(279,258)
Circle Internet Group, Inc., Expiration: 11/07/2025; Exercise Price: $130.00	(6,666,450)	(525)	(234,938)
Cleanspark, Inc., Expiration: 11/07/2025; Exercise Price: $18.50	(8,540,440)	(4,798)	(355,052)
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $375.00	(13,957,468)	(406)	(118,755)
Core Scientific, Inc., Expiration: 11/07/2025; Exercise Price: $22.50	(9,983,790)	(4,635)	(261,877)
Galaxy Digital, Inc., Expiration: 11/07/2025; Exercise Price: $36.50	(8,903,043)	(2,543)	(343,305)
GameStop Corp., Expiration: 11/07/2025; Exercise Price: $23.00	(6,731,580)	(3,020)	(99,660)
Hut 8 Corp., Expiration: 11/07/2025; Exercise Price: $55.00	(9,741,918)	(1,923)	(515,364)
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $62.00	(16,079,630)	(2,581)	(396,184)
iShares Ethereum Trust ETF, Expiration: 11/07/2025; Exercise Price: $30.00	(9,169,128)	(3,123)	(232,664)
MARA Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $19.00	(11,365,767)	(6,221)	(451,022)
MercadoLibre, Inc., Expiration: 11/07/2025; Exercise Price: $2,450.00	(7,214,506)	(31)	(25,730)
NU Holdings Ltd./Cayman Islands, Expiration: 11/07/2025; Exercise Price: $16.00	(9,490,401)	(5,891)	(226,803)
NVIDIA Corp.
Expiration: 11/07/2025; Exercise Price: $207.50	(4,616,772)	(228)	(53,808)
Expiration: 11/07/2025; Exercise Price: $217.50	(2,126,145)	(105)	(5,355)
Opera Ltd.
Expiration: 11/21/2025; Exercise Price: $16.00	(1,818,916)	(1,234)	(37,020)
Expiration: 11/21/2025; Exercise Price: $18.00	(6,969,072)	(4,728)	(47,280)
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $70.00	(6,871,584)	(992)	(113,584)
Riot Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $22.00	(8,740,782)	(4,419)	(187,807)
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $150.00	(13,107,454)	(893)	(535,800)
Sharplink Gaming, Inc., Expiration: 11/07/2025; Exercise Price: $14.50	(7,097,152)	(5,128)	(174,352)
Strategy, Inc.
Expiration: 11/07/2025; Exercise Price: $270.00	(6,737,750)	(250)	(218,125)
Expiration: 11/07/2025; Exercise Price: $282.50	(6,683,848)	(248)	(94,240)
Total Call Options			(6,059,000)

Put Options - (0.2)%
MBTX, Expiration: 12/31/2025; Exercise Price: $175.00(a)(b)	(85,628,400)	(3,300)	(372,900)
TOTAL WRITTEN OPTIONS (Premiums received $8,192,631)			$(6,431,900)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Crypto Industry and Tech Portfolio Option Income ETF
Schedule of Securities Sold Short
October 31, 2025 (Unaudited)

COMMON STOCKS - (0.0)%(a)	Shares	Value
Banks - (0.0)%(a)
NU Holdings Ltd./Cayman Islands - Class A	(100)	$(1,611)
TOTAL COMMON STOCKS (Proceeds $1,519)		(1,611)

TOTAL SECURITIES SOLD SHORT - 0.0% (Proceeds $1,519)		$(1,611)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

YieldMax Crypto Industry and Tech Portfolio Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$197,171,363	$–	$–	$197,171,363
Purchased Options	–	21,751,133	–	21,751,133
Exchange Traded Funds	9,169,363	–	–	9,169,363
Warrants	2	–	–	2
Money Market Funds	4,508,472	–	–	4,508,472
Total Investments	$210,849,200	$21,751,133	$–	$232,600,333

Liabilities:
Investments:
Written Options	$–	$(6,431,900)	$–	$(6,431,900)
Common Stocks	(1,611)	–	–	(1,611)
Total Investments	$(1,611)	$(6,431,900)	$–	$(6,433,511)

Refer to the Schedule of Investments for further disaggregation of investment categories.